Basis of preparation of the financial statements - Significant accounting policies, impairment test (Details) - segment	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Corporate Information And Statement Of IFRS Compliance [Abstract]
Number of groups of CGUs	2	2	2	2